UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6076
Registrant’s telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: December 31, 2018

Item 1. Schedule of Investments.

AlphaMark Actively Managed Small Cap ETF
Schedule of Investments
December 31, 2018 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 25.9%
	Finance and Insurance - 5.3%
22,620	Health Insurance Innovations, Inc. - Class A (a)	$604,633
106,900	Net 1 UEPS Technologies, Inc. (a)	501,361
		1,105,994
	Information Technology - 3.2%
110,005	Cheetah Mobile, Inc. - ADR (a)	672,130
	Manufacturing - 6.4%
49,611	Motorcar Parts of America, Inc. (a)	825,527
17,262	Patrick Industries, Inc. (a)	511,128
		1,336,655
	Mining, Quarrying, and Oil and Gas Extraction - 2.5%
165,900	Gran Tierra Energy, Inc. (a)	360,003
43,191	Lonestar Resources US, Inc. - Class A (a)	157,647
		517,650
	Professional, Scientific, and Technical Services - 2.8%
41,550	Ameresco, Inc. - Class A (a)	585,855
	Retail Trade - 5.7%
48,616	Diplomat Pharmacy, Inc. (a)	654,372
28,572	MarineMax, Inc. (a)	523,153
		1,177,525
	TOTAL COMMON STOCKS (Cost $7,752,934)	5,395,809

	EXCHANGE TRADED FUNDS - 67.0%
	Finance and Insurance - 67.0%
20,000	iShares MSCI EAFE Small-Cap ETF	1,036,400
71,200	iShares MSCI Emerging Markets Small-Cap ETF	2,976,872
32,150	iShares Russell 2000 ETF	4,304,885
17,100	iShares Russell 2000 Growth ETF	2,872,800
26,100	iShares Russell 2000 Value ETF	2,806,794
	TOTAL EXCHANGE TRADED FUNDS (Cost $13,668,731)	13,997,751

	SHORT-TERM INVESTMENTS - 4.4%
921,580	Fidelity® Institutional Money Market Funds - Government Portfolio, Class I, 2.25% *	921,580
	TOTAL SHORT-TERM INVESTMENTS (Cost $921,580)	921,580
	TOTAL INVESTMENTS - 97.3% (Cost $22,343,245)	20,315,140
	Other Assets in Excess of Liabilities - 2.7%	567,192
	NET ASSETS - 100.0%	$20,882,332

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
ADR	American Depositary Receipt

To the extent that the Fund invests more heavily in underlying investment companies of certain sectors or strategies, its performance will be especially sensitive to developments that significantly affect those sectors or strategies.

*	Rate shown is the annualized seven-day yield as of December 31, 2018.

Summary of Fair Value Disclosure at December 31, 2018 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Generally accepted accounting principles in the UnitedStates of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2018:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$5,395,809	$-	$-	$5,395,809
Exchange Traded Funds	13,997,751	-	-	13,997,751
Short-Term Investments	921,580	-	-	921,580
Total Investments in Securities	$20,315,140	$-	$-	$20,315,140
^See Schedule of Investments for breakout of investments by sector classification.
For the period ended December 31, 2018, the Fund did not recognize any transfers to or from Level 3.

Item 2. Controls and Procedures.
(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ETF Series Solutions

By (Signature and Title) *      /s/ Kristina R. Nelson
    Kristina R. Nelson, President (principal executive officer)

Date          2/12/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) *       /s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date          2/12/2019

By (Signature and Title) *       /s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date          2/12/2019

* Print the name and title of each signing officer under his or her signature.